Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for information pursuant to the rules and regulations of the SEC.

Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates

Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting estimates reflected in the Company’s consolidated financial statements including, but not limited to, inventory write-down, impairment of long-lived assets, valuation allowance for deferred tax assets and share-based compensation.

Principles of consolidation

Principles of consolidation

The Company’s consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Functional currency and foreign currency translation

Functional currency and foreign currency translation

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Company is RMB as determined based on the criteria of ASC 830, “Foreign Currency Matters”.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income (loss).

The financial statements of the Company are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity (deficit) on the consolidated financial statement.

Convenience translation

Convenience translation

The United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ were calculated at the rate of US$1.00=RMB7.0827 on December 31, 2023, representing the central parity rate on December 31, 2023 published by the People’s Bank of China. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2023, or at any other rate.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company places its cash and cash equivalents with financial institutions with high credit ratings and quality.

Fair value measurement

Fair value measurement

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for similar assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

ASC 820 also describes three main approaches to measuring the fair value of assets and liabilities:

(1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate to fair value because of their short-term maturities.

Related party transactions

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash. As of December 31, 2022 and 2023, cash and cash equivalents in banks was RMB87,811,272 and RMB48,164,664, respectively.

Restricted cash

Restricted cash

Restricted cash mainly represents the bank deposit frozen by the court as a result of legal proceedings. As of December 31, 2022 and 2023, the Company had restricted cash RMB48,112 and RMB417,990, respectively.

Inventories, net

Inventories, net

Inventories, consist of raw materials, work in process and finished goods. Inventories are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventory, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment.

Prepayments	Prepayments Prepayments primarily consist of advances to suppliers for future inventory purchases, prepaid processing fees and prepaid expenses for research and development activities.
Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Computers and electronic equipment	2 to 3 years
Office furniture	5 years
Transportation equipment	4 years

Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the remaining lease term.

Construction in progress represents assets under construction. All direct costs relating to the construction are capitalized as construction in progress. Construction in progress is not depreciated until the asset is placed in service.

Intangible asset, net

Intangible asset, net

The Company’s intangible asset with definite useful lives primarily consists of a franchise right and land use right. According to the law of PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government for a specified period of time. The Company amortizes its franchise right and land use right on a straight-line basis over the contractual term. The estimated useful lives are as follows:

Franchise right	2 years
Land use right	50 years

Impairment of long-lived assets

Impairment of long-lived assets

For long-lived assets including property, plant and equipment, right-of-use assets, and intangible assets with finite lives, the Company evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. For the years ended December 31, 2021, 2022 and 2023, no impairment of long-lived assets was recognized.

Revenue from contracts with customers

Revenue from contracts with customers

Consistent with the criteria of ASC 606 “Revenue from Contracts with Customers”, the Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services. Revenue consists of the invoiced value for the sales net of value-added tax (“VAT”), business tax and applicable local government levies.

Product sales revenue

The Company generates revenue primarily from the sale of product solutions by integrating its self-designed IC products (e.g., high throughput computing, or HTC, solutions) directly to a customer, such as a business or individual engaged in mining activities.

The Company recognizes revenue at a point in time when the control of the products has been transferred to customers. The transfer of control is considered complete when products have been picked up by or shipped to customers. The Company’s sales arrangements usually require prepayment before the delivery of products. The advance payment is not considered a significant financing component. The Company elected to account for shipping and handling fees as a fulfillment cost. The product sales contracts generally include product warranty provisions. The Company did not accrue warranty liabilities for the product sales as the financial impacts of the warranty have historically been and are expected to continue to be immaterial. The Company estimates sales return based on historical experiences and there was no allowance for sales return recorded during the years ended December 31, 2021, 2022 and 2023.

Service revenue

The Company also generates revenue from its design and technical services under separate contracts. Revenues from the design and technical service to the customers are recognized at a point in time when services are provided.

Revenue disaggregation

In accordance with ASC 606, the Company disaggregates revenue from contracts with customers by revenue stream. The Company determined that disaggregating revenue into these categories meets the disclosure objective in ASC 606 which is to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by regional economic factors. The following table summarizes the net revenues generated from different revenue streams:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Product sales revenue	39,440,897	920,653,911	71,321,462
Service revenue	—	62,514,987	7,013,914
Net revenues	39,440,897	983,168,898	78,335,376

Contract liabilities

Contract liabilities are recorded when consideration is received from a customer prior to transferring the control of goods or services to the customer. As of December 31, 2022 and 2023, the Company recorded contract liabilities of RMB124,469,097 and RMB107,826,617, respectively, which were presented as advance from customers on the accompanying consolidated balance sheets. During the years ended December 31, 2021, 2022 and 2023, the Company recognized RMB4,241,270, RMB804,875,532 and RMB23,740,945 of contract liabilities as revenue, respectively.

Cost of revenues

Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists of product costs and service costs. Product costs include costs of raw material, contract manufacturers for production, shipping and handling costs, and warehousing costs. Service costs include labor costs and material costs. During the years ended December 31, 2021, 2022 and 2023, the Company recorded inventory write-down of RMB26,753,768, RMB184,073,191 and RMB60,767,978 as cost of revenues, respectively.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotion, salaries, and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Advertising and promotion costs in the amounts of RMB992,996, RMB10,901,200 and RMB1,278,586 for the years ended December 31, 2021, 2022 and 2023, respectively, are included in selling and marketing expenses.

Shipping and handling costs amounting to RMB371,769, RMB4,233,084 and RMB2,122,358 for the years ended December 31, 2021, 2022 and 2023, respectively, are included in selling and marketing expenses.

Research and development expenses

Research and development expenses

Research and development expenses consist primarily of salary and welfare for research and development personnel, raw materials used, consulting and contractor expenses, testing and processing expenses and other expenses in associated with research and development activities. The Company recognizes research and development expenses as expense when incurred.

Leases

Leases

Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Company elected not to record assets and liabilities on its consolidated balance sheet for lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term.

Employee social security and welfare benefits

Employee social security and welfare benefits

Employees of the Company in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

Share-based compensation

Share-based compensation

Restricted shares and options granted to employees and directors are accounted for under ASC Topic 718, “Compensation - Stock compensation” (“ASC 718”). In accordance with ASC 718, the Company determines whether restricted shares or options should be classified and accounted for as an equity award. All grants of restricted shares and options to employees and directors classified as equity awards are recognized in the financial statements based on their grant date fair values. The value of the portion of the award that is ultimately expected to vest is recognized as compensation expense over the requisite service periods in the statements of operations. In addition, compensation expense must be recognized for the change in fair value of any awards modified, repurchased or cancelled after the grant date.

The fair value of stock option granted is estimated on the grant date using the Binomial or Black-Scholes model.

Income taxes

Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred income tax assets will not be realized in the foreseeable future.

In accordance with the provisions of ASC 740, “Income taxes”, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Interest and penalties arising from underpayment of income taxes are computed in accordance with the applicable tax law and is classified in the consolidated statements of operations as income tax expense.

Noncontrolling interests

Noncontrolling interests

For the Company’s consolidated subsidiaries, noncontrolling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of operations and comprehensive income (loss).

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income/(loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income (loss) for the periods presented includes net income (loss) and foreign currency translation adjustments.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted earnings (loss) per share. Basic earnings (loss) per share is computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted earnings (loss) per share if their effects would be anti- dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Company’s ordinary shares issuable upon the conversion of the share-based awards, using the treasury stock method.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by marketing channel. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment. For the years ended December 31, 2021, 2022 and 2023, substantially all of the Company’s long-lived assets are located in the PRC. The Company’s net revenues by geographical location of customers are as follows:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC	37,430,935	906,347,962	57,485,526
The United States	368,532	16,278,352	7,115,353
Others	1,641,430	60,542,584	13,734,497
Net revenues	39,440,897	983,168,898	78,335,376

Recently adopted or issued accounting pronouncements

Recently adopted or issued accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments (Topic 326)”, and issued subsequent amendments to the initial guidance, transitional guidance and other interpretive guidance between November 2018 and March 2020 within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03. ASU 2016-13 introduces new guidance for credit losses on instruments within its scope, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. The Company adopted ASU 2016-13 on January 1, 2023 and the adoption did not have a material impact on its consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements – Codification Amendment in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU modified the disclosure and presentation requirements of a variety of codification topics by aligning them with the SEC’s regulations. The amendments to the various topics should be applied prospectively, and the effective date will be determined for each individual disclosure based on the effective date of the SEC’s removal of the related disclosure. If the SEC has not removed the applicable requirements from Regulation S-X or Regulation S-K by June 30, 2027, then this ASU will not become effective. Early adoption is prohibited. The Company does not expect the amendments of this accounting standard update to have a material impact on its consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the potential effect that the updated standard will have on its consolidated financial statement disclosures.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvement to Income Tax Disclosures” to enhance the transparency and decision usefulness of income tax disclosures, primarily related to the rate reconciliation and income taxes paid information. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.